Schedule of investments
Delaware Ivy Municipal High Income Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.03%
Corporate Revenue Bonds — 18.45%
Arizona Industrial Development Authority Revenue
Series A 144A 7.75% 7/1/50 #	1,000,000	$ 1,090,010
(Legacy Cares, Inc. Project) Series A 144A 6.00% 7/1/51 #	5,350,000	5,022,634
Buckeye Ohio Tobacco Settlement Financing Authority
Series B-2 5.00% 6/1/55	15,470,000	14,589,602
California County Tobacco Securitization Agency
Series D 0.001% 6/1/55 ^	6,250,000	374,875
Chicago, Illinois O'Hare International Airport Revenue
(Trips Obligated Group) 5.00% 7/1/48	1,000,000	1,017,020
Children's Trust Fund
Series A 0.00% 5/15/57 ^	225,000,000	12,861,000
District of Columbia Tobacco Settlement Financing
(Asset Backed Bonds) Series C 0.15% 6/15/55 ^	110,000,000	7,709,900
Erie Tobacco Asset Securitization
(Asset Backed Bonds) Series D 0.675% 6/1/55 ^	4,000,000	161,760
Finance Authority of Maine
(Casella Waste System Project) Series R-2 144A 4.375% 8/1/35 #, •	1,000,000	996,130
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	7,500,000	7,508,700
George L Smith II Congress Center Authority
(Convention Center Hotel) Series A 4.00% 1/1/54	4,000,000	3,341,600
Inland California Empire Tobacco Securitization
Series E 144A 0.63% 6/1/57 #, ^	7,000,000	369,250
Series F 144A 0.24% 6/1/57 #, ^	163,120,000	7,205,010
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Iowa Finance Authority
(Childserve Project) 5.00% 12/1/50 •	2,955,000	$ 3,036,972
Louisiana Public Facilities Authority
(Louisiana Pellets Project)
Series A 8.375% 7/1/39 ‡	13,547,003	135
Series LA 144A 7.75% 7/1/39 #, ‡	1,976,705	20
Louisiana Public Facilities Authority Solid Waste Disposal Facility Revenue
(Louisiana Pellets Project) Series B 10.50% 7/1/39 ‡	12,201,587	122
Lower Alabama Gas District
Series A 5.00% 9/1/46	6,000,000	6,383,760
Main Street Natural Gas
Series A 4.00% 5/15/39	5,500,000	5,304,310
Nassau County Tobacco Settlement
Series A-3 5.125% 6/1/46	10,000,000	9,333,400
New Hampshire Business Finance Authority
Series B 144A 3.75% 7/1/45 #, •	2,000,000	1,633,200
New Jersey Tobacco Settlement Financing
Series B 5.00% 6/1/46	6,000,000	6,002,700
New York City Industrial Development Agency
(Yankee Stadium Project) Series A 3.00% 3/1/49	1,000,000	700,540
New York Counties Tobacco Trust
Series F 0.00% 6/1/60 ^	55,000,000	2,636,150
New York Counties Tobacco Trust V
144A 0.622% 6/1/60 #, ^	322,800,000	9,558,108
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass-Through Bonds) Series C 5.00% 6/1/51	1,000,000	979,140
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	9,000,000	11,067,300
NQ-IV056 [6/22] 8/22 (2352479)    1

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Public Finance Authority Education Revenue
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	3,030,000	$ 3,043,756
Sanger Industrial Development
(Texas Pellets Project) Series B 8.00% 7/1/38 ‡	17,870,000	4,467,500
Tobacco Securitization Authority of Southern California
Series C 1.788% 6/1/46 ^	3,055,000	432,649
(Capital Appreciation - Restructured) Series D 2.156% 6/1/46 ^	6,440,000	708,014
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 5.00% 6/1/48	875,000	852,635
Tobacco Settlement Financing
Series B 5.00% 6/1/50	5,000,000	5,056,300
Vermont Economic Development Authority Solid Waste Disposal Revenue
(Casella Waste System Project) 144A 4.625% 4/1/36 #, •	1,000,000	980,910
		134,425,112
Education Revenue Bonds — 14.49%
Arizona Industrial Development Authority Revenue
Series B 144A 5.00% 3/1/42 #	1,500,000	1,483,245
Arlington Higher Education Finance
(KIPP Texas) 3.00% 8/15/49	4,000,000	3,158,520
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	186,610
Series A 5.00% 8/15/41	600,000	566,112
Series A 5.375% 8/15/36	4,585,000	4,625,852
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	9,000,000	10,887,840
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority
(Julian Charter School) Series A 144A 5.625% 3/1/45 #	510,000	$ 482,210
(Palmdale Aerospace Academy)
Series A 144A 5.00% 7/1/41 #	1,750,000	1,737,260
Series A 144A 5.00% 7/1/46 #	1,670,000	1,626,730
California School Finance Authority
(Aspire Public School) 144A 5.00% 8/1/41 #	1,375,000	1,408,522
(Coastal Academy Project) Series A 144A 5.00% 10/1/42 #	1,200,000	1,202,952
(Rocketship Public Schools - Obligated Group)
Series G 144A 5.00% 6/1/47 #	675,000	679,927
Series G 144A 5.00% 6/1/53 #	675,000	678,173

(Russell Westbrook Why Not Academy - Obligated Group) Series A 144A 4.00% 6/1/51 #	250,000	192,738
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 5.00% 11/1/41 #	1,000,000	1,037,250
(University of California, Irvine East Campus Apartments) 5.00% 5/15/40	1,500,000	1,544,430
Capital Trust Agency
8.25% 1/1/49	3,000,000	0
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	316,635
Chester Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	12,003,360

2    NQ-IV056 [6/22] 8/22 (2352479)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Florida Development Finance Corporation Educational Facilities Revenue
(Renaissance Charter School project)
Series A 6.00% 6/15/35 #	2,000,000	$ 2,078,440
Series A 6.125% 6/15/44	5,300,000	5,437,588
Series C 5.00% 9/15/50 #	2,000,000	1,973,040
Florida Development Finance Corporation Taxable Revenue
(Sculpture Charter School Project) Series A 7.25% 10/1/38	1,755,000	1,758,791
Iowa Finance Authority
(Childserve Project) Series B 5.00% 6/1/36	2,425,000	2,349,291
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	1,970,000	2,325,368
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy Project) 5.00% 9/1/40	1,115,000	1,058,771
(Old Redford Academy Project)
Series A 5.90% 12/1/30	1,850,000	1,810,373
Series A 6.50% 12/1/40	3,000,000	2,971,200
Michigan Public Educational Facilities Authority Revenue
(Old Redford Project) Series A 5.875% 12/1/30	1,720,000	1,680,388
Nevada Department of Business & Industry State
(Somerset Academy) Series A 5.00% 12/15/48 #	500,000	495,635
Nevada State Department of Business & Industry
(Somerset Academy) Series A 144A 5.125% 12/15/45 #	2,515,000	2,533,435
Philadelphia Authority for Industrial Development
(Mast Community Charter School II Project) 5.00% 8/1/50	375,000	376,838
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Revenue
(Noah webster Schools) Series A 7.00% 12/15/43	1,500,000	$ 1,555,650
Public Finance Authority Education Revenue
(Cornerstone Charter Academy Project) Series A 5.125% 2/1/46 #	3,000,000	2,890,590
(Triad Educational Services) Series A 144A 5.50% 6/15/45 #	6,000,000	6,150,420
(Wittenberg University Project) 144A 5.25% 12/1/39 #	5,000,000	5,050,300
University of Texas System Board of Regents
Series B 5.00% 8/15/49	8,320,000	10,012,205
University of Virginia
(Green Bond) Series 2 3.57% 4/1/45	10,000,000	9,241,300
		105,567,989
Electric Revenue Bonds — 3.76%
Arkansas River Power Authority
Series A 5.00% 10/1/43	5,000,000	5,136,550
Development Authority of Burke County Pollution Control Revenue
(Oglethrope Power Corporation Vogtle Project) Series A 1.50% 1/1/40 •	700,000	671,370
Guam Power Authority
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	2,200,000	2,257,420
Series A 5.00% 10/1/42 (Guam)	1,235,000	1,264,924
Series A 5.00% 10/1/43 (Guam)	2,100,000	2,148,531
Puerto Rico Electric Power Authority
5.00% 7/1/37 ‡	3,730,000	3,170,500
Series TT 5.00% 7/1/23 ‡	2,785,000	2,367,250
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28 ‡	2,635,000	2,239,750
Series WW 5.25% 7/1/33 ‡	430,000	365,500
Series XX 5.25% 7/1/40 ‡	7,500,000	6,375,000
Series XX 5.75% 7/1/36 ‡	1,630,000	1,397,725
		27,394,520

NQ-IV056 [6/22] 8/22 (2352479)    3

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 15.97%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project) Series D-2 144A 7.75% 1/1/54 #	2,100,000	$ 1,363,656
(Third Tier - Great Lakes Senior Living Communities) Series C 144A 5.50% 1/1/54 #	4,000,000	2,507,960
Bexar County Health Facilities Development
(Army Retirement Residence Foundation Project) 5.00% 7/15/41	5,395,000	5,246,476
California Educational Facilities Authority Revenue
(Stanford University) Series V-2 5.00% 4/1/51	6,210,000	7,547,075
California Municipal Finance Authority
(Retirement Housing Foundation Obligated Group) Series A 5.00% 11/15/31	750,000	833,055
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)
Series A 5.00% 12/1/46 #	3,000,000	2,960,160
Series A 144A 5.25% 12/1/56 #	2,500,000	2,512,175
Chicago
(Goldblatts Supportive Living Project) 6.125% 12/1/43	8,560,000	5,658,845
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Incorporated Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	963,280
Series A 144A 5.00% 9/1/53 #	1,600,000	1,515,408
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Gainesville & Hall County Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/47	3,775,000	$ 2,802,560
Illinois Finance Authority
(Northwestern Memorial Healthcare) Series A 4.00% 7/15/47	4,925,000	4,752,083
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	4,000,000	3,636,080
Lenexa City, Kansas health Care Facility Revenue
(Lakeview Village)
Series A 4.00% 5/15/34	1,000,000	905,440
Series A 5.00% 5/15/39	1,500,000	1,473,090
Michigan Finance Authority Limited Obligation Revenue
Series A 3.00% 12/1/49	12,000,000	9,286,920
(Henry Ford Health System) Series A 4.00% 11/15/50	2,000,000	1,827,960
Muskingum County Ohio Hospital Facilities Revenue
(Genesis HealthCare System Obligated Group Project) 5.00% 2/15/48	5,000,000	4,851,650
Nassau County Industrial Development Agency
(Amsterdam at Harborside Project) Series B 5.00% 1/1/58 •	10,884,206	7,618,618
New Hope Cultural Education Facilities Finance
(Sanctuary LTC project) Series A-1 5.50% 1/1/57	3,805,000	3,251,905
North Carolina Medical Care Commission
(Novant Health Obligated Group) 3.125% 11/1/49	8,500,000	6,810,710
Oklahoma Development Finance Authority
(OU Medicine Project) Series B 5.50% 8/15/57	3,000,000	2,725,110

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County New York Funding Corporation Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	4,900,000	$ 4,144,861
Palomar Health
4.00% 11/1/39	4,375,000	4,075,794
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 5.00% 5/15/53	1,895,000	1,917,910
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	2,000,000	1,776,180
Tarrant County Cultural Education Facilities Finance
Series A 6.75% 11/15/47	1,000,000	1,040,500
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	8,650,000	8,263,691
(Buckner Senior Living - Ventana Project) Series A 6.75% 11/15/52	2,500,000	2,595,900
Terre Haute Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,999,960
Washington State Housing Finance Commission
(Rockwood Retirement Communities Project) Series A 144A 7.50% 1/1/49 #	5,000,000	5,160,500
Wisconsin Health & Educational Facilities Authority
(Children's Hospital of Wisconsin) 3.00% 8/15/52	3,000,000	2,282,040
		116,307,552
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bond — 0.08%
CSCDA Community Improvement Authority Essential Housing Revenue
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	700,000	$ 575,169
		575,169
Lease Revenue Bonds — 2.23%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.625% 11/1/33	1,400,000	1,431,724
5.875% 11/1/43	1,890,000	1,932,865
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	3,035,000	2,720,878
Series A 4.00% 12/15/47	1,965,000	1,720,652
New Jersey Transportation Trust Fund Authority
(Transportation Program Bonds) Series AA 4.50% 6/15/49	5,000,000	5,001,000
St Louis Municipal Finance
(Convention Center Capital Improvement Project)
Series A 0.000% 7/15/36 ^	2,250,000	1,265,490
Series A 0.001% 7/15/37 ^	4,000,000	2,139,800
		16,212,409
Local General Obligation Bonds — 2.70%
City of Detroit, Michigan
5.25% 4/1/23	220,100	220,410
City of Fairfield, Alabama
6.00% 6/1/37 ‡	8,485,000	6,788,000
Mida Golf and Equestrian Center Public Infrastructure District
144A 4.50% 6/1/51 #	2,665,000	2,016,392
144A 4.625% 6/1/57 #	2,310,000	1,725,016
New York State Dormitory Authority Revenue
(School Districts) Series A 5.00% 10/1/22	55,000	55,149
Village of Riverdale
8.00% 10/1/36	7,340,000	7,351,671

NQ-IV056 [6/22] 8/22 (2352479)    5

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Wilkes-Barre Area School District
4.00% 4/15/54	1,675,000	$ 1,541,519
		19,698,157
Pre-Refunded/Escrowed to Maturity Bonds — 6.33%
California School Finance Authority
(Aspire Public School) 144A 5.00% 8/1/41-25 #, §	125,000	135,425
Central Texas Regional Mobility Authority Revenue
5.00% 1/1/33-23 §	6,000,000	6,099,780
5.00% 1/1/42-23 §	3,000,000	3,049,890
Series A 5.00% 1/1/45-25 §	4,000,000	4,328,400
Golden State California Tobacco Securitization Corporate Settlement Revenue
Series A 5.00% 6/1/35-25 §	6,265,000	6,772,904
Series A-1 5.00% 6/1/29-27 §	1,250,000	1,408,150
Kentucky Public Transportation Infrastructure Authority
(Downtown Crossing Project) Series A 5.75% 7/1/49-23 §	4,000,000	4,140,080
North Texas Tollway Authority Revenue Special Project System Revenue
(Convertible Capital Appreciation) Series C 12.219% 9/1/43-31 §, ^	5,000,000	6,143,050
Osceola County Expressway Authority
(Poinciana Parkway Project) Series A 5.375% 10/1/47-24 §	2,000,000	2,147,080
Philadelphia Authority for Industrial Development Revenue
(New Foundation Charter School Project) 6.625% 12/15/41-22 §	3,500,000	3,579,345
San Mateo, Special Tax
(Bay Meadows) 6.00% 9/1/42-22 §	4,000,000	4,029,400
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Savannah Economic Development Authority
(The Marshes of Skidway Island Project) 7.25% 1/1/49-24 §	4,000,000	$ 4,306,040
		46,139,544
Special Tax Revenue Bonds — 14.19%
Arizona Industrial Development Authority Revenue
Series A 4.00% 9/15/33	9,000,000	9,044,370
Branson Industrial Development Authority
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	635,000	577,259
Broadway-Fairview Transportation Development District
(Columbia, Missouri)
Series A 5.875% 12/1/31	675,000	438,750
Series A 6.125% 12/1/36	1,050,000	682,501
City of Detroit, Michigan
Series A 4.613% 6/15/15 ‡	2,813,486	2,591,924
Series A 4.813% 6/15/20 ‡	2,248,218	2,071,171
Series B 2.169% 6/15/34 ‡	2,320,081	2,030,071
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	38,871,538	34,498,490
Grandview Missouri Industrial Development Authority Tax Increment Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	300,000
Kansas City Tax Increment Financing Commission Tax Increment Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	1,343,000
Lakeside 370 Levee District - Subdistrict B
Series 2015-B 0.00% 4/1/55	1,325,645	1,193,081
Lees Summit Industrial Development Authority
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	2,185,000	1,354,700

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Marquis Community Development Authority of York County Virginia
Series B 5.625% 9/1/41 ‡	2,779,000	$ 1,256,831
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	39,498
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡	859,000	395,286
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	1,290,000	1,303,390
Puerto Rico Sales Tax Financing Revenue
Series A-1 5.00% 7/1/58	11,100,000	10,938,717
Series A-2 4.784% 7/1/58	7,572,000	7,251,401
Series B-1 4.75% 7/1/53	5,484,000	5,282,792
(Capital Appreciation - Restructured)
Series A-1 0.751% 7/1/51 ^	28,564,000	5,715,371
Series A-1 2.706% 7/1/46 ^	9,915,000	2,678,934
Reno, Nevada Capital Improvement Revenue
(Tax Exempt) Series A-1 3.75% 6/1/39	3,165,000	3,146,928
San Buenaventura Redevelopment Agency
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	1,000,000	1,003,660
8.00% 8/1/38	1,500,000	1,505,655
Stone Canyon Community Improvement District
(Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	325,000
Village of East Dundee
(Route 25 South Redevelopment Project) 5.625% 12/1/31	1,505,000	1,398,897
Whiting Redevelopment District
4.00% 1/15/32	2,600,000	2,265,796
Wyandotte County-Kansas City Unified Government
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	3,000,000	2,762,160
		103,395,633
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 8.19%
Commonwealth of Massachusetts
Series C 2.75% 3/1/50	5,000,000	$ 3,684,150
Commonwealth of Puerto Rico
Series A-1 1.672% 7/1/33 ^	4,800,848	2,703,646
Series A-1 4.00% 7/1/33	3,730,539	3,426,910
Series A-1 4.00% 7/1/35	3,353,257	3,011,895
Series A-1 4.00% 7/1/37	2,877,981	2,554,554
Series A-1 4.00% 7/1/41	3,912,952	3,397,616
Series A-1 4.00% 7/1/46	4,069,417	3,429,013
Series A-1 5.625% 7/1/27	4,117,153	4,385,386
Series A-1 5.625% 7/1/29	4,050,359	4,356,647
Series A-1 5.75% 7/1/31	3,934,080	4,305,378
Series C 2.637% 11/1/43 •	36,221,019	18,065,233
Illinois State
4.00% 6/1/32	6,410,000	6,353,528
		59,673,956
Transportation Revenue Bonds — 10.07%
Austin Texas Airport System Revenue
5.00% 11/15/24	1,650,000	1,742,582
California Municipal Finance Authority
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	6,650,000	5,891,567
Series A 5.00% 12/31/47 (AMT)	1,500,000	1,507,020
Central Texas Regional Mobility Authority Revenue
(Capital Appreciation Bonds)
0.002% 1/1/36 ^	2,500,000	1,325,250
0.002% 1/1/40 ^	2,000,000	850,560
Chicago, Illinois O'Hare International Airport Revenue
Series A 4.375% 1/1/53	5,000,000	4,857,000
Colorado High Performance Transportation Enterprise Revenue
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	3,273,757
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,666,550

NQ-IV056 [6/22] 8/22 (2352479)    7

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A-1 144A 6.75% 12/1/56 (AMT) #	2,500,000	$ 2,471,825
Foothill-Eastern Transportation Corridor Agency, California
Series B-1 3.95% 1/15/53	2,800,000	2,499,084
Series B-2 3.50% 1/15/53	1,600,000	1,303,936
Grand Parkway Transportation Corporation
Series C 3.00% 10/1/50	3,500,000	2,581,425
Los Angeles Department of Airports
Series F 3.00% 5/15/49	3,030,000	2,301,134
Metropolitan Transportation Authority Revenue
(Green Bond) Series B 4.00% 11/15/50	5,000,000	4,398,950
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series B 6.50% 10/1/44	1,000,000	1,135,060
Mid-Bay Bridge Authority
Series A 5.00% 10/1/40	2,000,000	2,048,520
Montgomery County Toll Road Authority
5.00% 9/15/48	1,000,000	1,011,370
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	1,000,000	931,500
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
North Carolina Turnpike Authority Triangle Expressway System Revenue
(Capital Appreciation Bonds) Series C 0.001% 7/1/41 ^	4,160,000	$ 1,600,144
(Triangle Expressway System Senior Lien Turnpike Revenue Bonds) 4.00% 1/1/55	1,000,000	944,510
Pennsylvania Turnpike Commission
Series E 6.375% 12/1/38	13,500,000	15,574,950
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
Series B 3.25% 7/1/49	1,555,000	1,184,583
San Francisco City & County Airport Comm-San Francisco International Airport
Series A 4.00% 5/1/49 (AMT)	1,250,000	1,161,913
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	3,000,000	2,985,060
Texas Transportation Commission
(First Tier Toll Revenue Bonds) Series A 5.00% 8/1/57	1,000,000	1,018,490
Virginia Small Business Financing Authority Private Activity Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	4,000,000	4,063,680
		73,330,420

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bond — 1.57%
Jefferson County Alabama Sewer Revenue
Series D 6.50% 10/1/53	10,470,000	$ 11,421,828
		11,421,828
Total Municipal Bonds (cost $797,036,828)		714,142,289
Short-Term Investments — 2.10%
Number of shares
Money Market Mutual Funds — 0.21%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	1,517,099	1,517,099
1,517,099
	Principal amount°
Variable Rate Demand Notes — 1.89%¤
Los Angeles Department of Water & Power Water System Revenue
VAR-REF-SUBSER B-4-REMK 1/18/2 Series B4 0.50% 7/1/35 (SPA - Barclays Bank)	200,000	200,000
Massachusetts Development Finance Agency Revenue
(Boston university Issue) Series U-6E 0.59% 10/1/42 (LOC - TD Bank N.A.)	400,000	400,000
Minneapolis
(Fairview Health Services) Series C 0.65% 11/15/48 (LOC – Wells Fargo Bank N.A.)	2,500,000	2,500,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project) Series B 0.63% 12/1/30	690,000	690,000
New York City
Series F-5 0.62% 6/1/44 (SPA - Barclays Bank)	800,000	800,000
	Principal amount°	Value (US $)
Variable Rate Demand Notes (continued)
New York City
Subseries I-2 0.65% 3/1/40 (SPA - JPMorgan Chase Bank N.A.)	2,200,000	$ 2,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2014 Subordinate Series B-3 0.62% 11/1/42 (SPA - Barclays Bank)	5,800,000	5,800,000
University of Delaware
0.61% 11/1/35 (LOC - TD Bank N.A.)	1,150,000	1,150,000
		13,740,000
Total Short-Term Investments (cost $15,257,099)		15,257,099

Total Value of Securities—100.13% (cost $812,293,927)		729,399,388
Liabilities Net of Receivables and Other Assets—(0.13)%		(930,142)
Net Assets Applicable to 163,505,184 Shares Outstanding—100.00%		$728,469,246
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $102,370,451, which represents 14.05% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.

NQ-IV056 [6/22] 8/22 (2352479)    9

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2022.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement

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